Summary of Significant Accounting Policies - Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	2,057,835	739,222
Common stock purchase warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	1,467,581	408,640
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	229,919	56,609
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	360,335	273,973